Summary of significant accounting policies (Intangible assets) (Details)	12 Months Ended
Dec. 31, 2022
Trademarks of GFS
Useful lives ( in years)	10 years
Service Contracts of GFS
Useful lives ( in years)	1 year
Non-competition agreements of Apiguru
Useful lives ( in years)	3 years